STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Shares, Options outstanding, beginning of year	102,000	138,000
Shares, Granted	0	10,000
Shares, Canceled, forfeited or expired	(36,000)	(46,000)
Shares, Options outstanding, end of year	66,000	102,000
Shares, Options exercisable, end of year	58,000	92,000
Weighted Average Exercise Price, Options outstanding, beginning of year	$ 6.90	$ 7.43
Weighted Average Exercise Price, Granted	$ 0	$ 2.01
Weighted Average Exercise Price, Canceled, forfeited or expired	$ 7.75	$ 7.43
Weighted Average Exercise Price, Options outstanding, end of year	$ 6.88	$ 6.90
Weighted Average Exercise Price, Options exercisable, end of year	$ 7.55	$ 7.75